Statements of Operations and Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Premiums	$ 28,648	$ 29,477	$ 13,431
Policy charges and fee income	824,808	741,190	392,753
Net investment income	306,010	377,109	494,733
Asset administration fees and other income	291,629	290,210	197,672
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(23,624)	(42,228)	(23,497)
Other-than-temporary impairments on fixed maturity securities transferred to Other Comprehensive Income	22,662	39,224	11,890
Other realized investment gains (losses), net	72,745	139,043	48,574
Total realized investment gains (losses), net	71,783	136,039	36,967
Total revenues	1,522,878	1,574,025	1,135,556
BENEFITS AND EXPENSES
Policyholders' benefits	128,149	40,911	4,414
Interest credited to policyholders' account balances	554,197	371,798	409,057
Amortization of deferred policy acquisition costs	716,088	178,669	277,106
General administrative and other expenses	442,062	449,351	448,859
Total benefits and expenses	1,840,496	1,040,729	1,139,436
Income (loss) from operations before income taxes	(317,618)	533,296	(3,880)
Income taxes:
Current	32,230	(28,619)	(239,796)
Deferred	(198,293)	148,125	175,756
Income tax (benefit) expense	(166,063)	119,506	(64,040)
NET INCOME (LOSS)	(151,555)	413,790	60,160
Other comprehensive income before tax:
Unrealized investment gains (losses) for the period	29,991	104,799	463,909
Reclassification adjustment for (gains) losses in net income	(76,391)	(31,683)	(217,678)
Total	(46,400)	73,116	246,231
Total other comprehensive income (loss), before tax:	(46,400)	73,116	246,231
Less: Income tax (benefit) related to:
Net unrealized investment gains (losses)	(16,240)	25,591	87,098
Total	(16,240)	25,591	87,098
Total other comprehensive income (loss), net of taxes	(30,160)	47,525	159,133
COMPREHENSIVE INCOME (LOSS)	$ (181,715)	$ 461,315	$ 219,293